As filed with the Securities and Exchange Commission on December 28, 2005
                                     Investment Company Act file number 811-4265


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005
(Unaudited)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Put Bonds (b) (2.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,900,000   Connecticut State HEFA P-Float PT-905 (c)
              Insured by FGIC                                                   11/17/05    2.20%   $  2,900,000
-----------                                                                                         ------------
  2,900,000   Total Put Bonds                                                                          2,900,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (5.86%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   State of Connecticut HEFA RB (Yale University)                    11/08/05    2.50%   $  4,000,000    VMIG-1     A1+
  3,000,000   State of Connecticut HEFA RB (Yale University)                    12/06/05    2.68       3,000,000    VMIG-1     A1+
-----------                                                                                         ------------
  7,000,000   Total Tax Exempt Commercial Paper                                                        7,000,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (22.53%)
------------------------------------------------------------------------------------------------------------------------------------
$   525,000   Easton, CT GO (c)                                                 11/01/05     3.00%  $    525,000
  5,000,000   Fairfield, CT BAN                                                 07/27/06     3.75      5,037,513     MIG-1     SP-1+
  2,230,000   Ledyard, CT BAN (c)                                               10/27/06     4.00      2,251,768
  4,000,000   Manchester, CT Temporary Notes (c)                                07/06/06     3.75      4,028,449
  3,000,000   North Haven, CT BAN                                               04/26/06     3.50      3,009,057     MIG-1
  2,000,000   Regional School District No. 5 BAN, CT                            02/09/06     3.00      2,004,665     MIG-1
  2,000,000   Regional School District No. 5 BAN, CT                            02/09/06     3.25      2,006,170     MIG-1
  5,000,000   Town of Stonington, CT (c)                                        10/12/06     4.00      5,047,817
  3,000,000   Town of Trumbull, CT BAN                                          09/12/06     4.00      3,026,896     MIG-1     SP-1
-----------                                                                                          -----------
 26,755,000   Total Tax Exempt General Obligation Notes & Bonds                                       26,937,335
-----------                                                                                          -----------
Variable Rate Demand Instruments (d) (68.62%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,610,000   Bridgeport, CT GO 2000A ROCs II-R - Series 45
              Insured by FGIC                                                   07/15/16     2.74%  $  3,610,000    VMIG-1
  2,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A
              LOC KBC Bank, N.V.                                                03/01/17     2.71      2,000,000    VMIG-1
  1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B
              LOC JPMorgan Chase Bank, N.A.                                     03/01/17     2.71      1,000,000    VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              Facilities RB (PJ Rand / Whitney Project) - Series 1993
              LOC Bank of Montreal                                              08/01/23     2.72      5,000,000    VMIG-1     A1+
  5,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                             07/01/30     2.65      5,000,000    VMIG-1
  2,000,000   Connecticut State Development Authority IDRB
              (Gerber Garment Technology) - Series 1984
              LOC Wachovia Bank, N.A.                                           12/01/14     2.68      2,000,000               A1+
  1,520,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project)
              LOC Wachovia Bank, N.A.                                           06/01/18     2.83      1,520,000    VMIG-1     A1+
  2,000,000   Connecticut State GO-Series 515                                   12/15/13     2.72      2,000,000    VMIG-1
  3,000,000   Connecticut State HEFA (Hospital of Saint Raphael) - Series M
              LOC KBC Bank, N.V.                                                07/01/24     2.68      3,000,000    VMIG-1     A1
  5,000,000   Connecticut State HEFA RB (Hartford University) - Series F
              LOC Citizens Bank of Rhode Island                                 07/01/34     2.70      5,000,000    VMIG-1     A1+
  5,000,000   Connecticut State HEFA (Eastern Connecticut Health) - Series B
              LOC Comerica Bank                                                 07/01/34     2.71      5,000,000    VMIG-1     A1+
  3,000,000   Connecticut State HEFA (St. Francis Hospital) (c)
              Morgan Stanley Floating Rate Trust Certificate - Series 891
              Insured by FGIC                                                   07/01/23     2.74      3,000,000
  5,015,000   Connecticut State HEFA RB Putters - Series 215Z
              Insured by Radian Asset Assurance, Inc.                           07/01/30     2.73      5,015,000               A1+
  1,500,000   Connecticut State HFA RB
              Insured by AMBAC Assurance Corporation                            05/15/33     2.72      1,500,000    VMIG-1
  5,655,000   Connecticut State HFA ROCs II-R Trust - Series 402                11/15/33     2.77      5,655,000    VMIG-1
  3,000,000   Connecticut State HFA  Housing Mortgage Finance -
              Series 2005 D-5
              Insured by AMBAC Assurance Corporation                            11/15/35     2.73      3,000,000    VMIG-1     A1+
  4,995,000   Connecticut State P-Float PA 347                                  03/15/12     2.71      4,995,000               A1
  3,765,000   Connecticut State Special Tax Obligation
              Insured by AMBAC Assurance Corporation                            02/01/22     2.78      3,765,000    VMIG-1     A1+
  4,000,000   Denver, Colorado City and County Airport Revenue - Series 2000B
              Insured by MBIA Insurance Corp.                                   11/15/25     2.78      4,000,000    VMIG-1     A1+
    430,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                            04/01/20     2.70        430,000               A1+
  2,695,000   Puerto Rico PFC Commonwealth Appropriation Bonds - Series 1998-111
              Insured by AMBAC Assurance Corporation                            06/01/26     2.69      2,695,000               A1
  3,000,000   State of Connecticut HEFA RB (Greenwich Family YMCA-A)
              LOC Bank of New York                                              07/01/35     2.72      3,000,000    VMIG-1
  7,000,000   State of Connecticut HEFA, Ridgefield Academy - Series A
              LOC Bank of America, N.A.                                         07/01/35     2.70      7,000,000    VMIG-1
  1,000,000   Texas Gulf Coast Waste Disposal Authority
              (BP Amoco Chemical Company Project) - Series 2003                 05/01/38     2.79      1,000,000    VMIG-1     A1+
  1,860,000   Weston, CT ROCs II-R Trust - Series 6501                          07/15/22     2.74      1,860,000    VMIG-1
-----------                                                                                         ------------
 82,045,000   Total Tax Exempt Variable Rate Demand Instruments                                       82,045,000
-----------                                                                                         ------------
              Total Investments (99.44%) (cost $118,882,335+)                                       118,882,335
              Net Cash (0.56%)                                                                           675,082
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $119,557,417
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,         61,621,362 shares outstanding                                 $       1.00
                                                                                                    ============
              Class B shares,         26,536,124 shares outstanding                                 $       1.00
                                                                                                    ============
              JPMorgan Select shares, 31,399,931 shares outstanding                                 $       1.00
                                                                                                    ============

              +   Aggregate cost for federal income tax purposes is identical
Note 1:

     Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN     =  Bond Anticipation Note                               IDRB   =   Industrial Development Revenue Bond
     FGIC    =  Financial Guaranty Insurance Company                 LOC    =   Letter of Credit
     FSA     =  Financial Security Assurance                         PFC    =   Public Finance Corporation
     GO      =  General Obligation                                   RB     =   Revenue Bond
     HEFA    =  Health and Education Facilities Authority            ROC    =   Reset Option Certificate

ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  December 28, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  December 28, 2005

* Print the name and title of each signing officer under his or her signature.